Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Treasury shares, Value
Value of shares	£ (196,714)	£ (144,890)	£ (96,017)	£ (103,950)
Treasury shares
Treasury shares, Number of shares
Number of shares	1,683	1,683	1,683	1,683
Treasury shares, Value
Value of shares	£ 21,305	£ 21,305	£ 21,305	£ 21,305